Derivative Instruments - Derivative Net Presentation on Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Natural Gas Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 460	$ 1,079
Derivative Asset, Gross Amounts Offset in the Balance Sheets	(37)	(8)
Net Amounts Presented in our Balance Sheets	423	1,071
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0
Derivative, Collateral, Right to Reclaim Cash		0
Natural Gas Derivative Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized			$ (156)
Derivative Liability, Gross Amounts Offset in the Balance Sheets			(156)
Net Amounts Presented in our Balance Sheets			0
Derivative Liability, Fair Value, Amount Not Offset Against Collateral			0
Derivative, Collateral, Right to Reclaim Cash			0
Derivative Liability			0
Liquefaction Supply Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	33,028	662
Derivative Asset, Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in our Balance Sheets	33,028	662
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0
Derivative, Collateral, Right to Reclaim Cash		0
Derivative Asset		662
Liquefaction Supply Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(482)	(320)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	0	0
Net Amounts Presented in our Balance Sheets	(482)	(320)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		0
Derivative, Collateral, Right to Reclaim Cash		0
Derivative Liability		(320)
Interest Rate Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		11,158	98,123
Derivative Asset, Gross Amounts Offset in the Balance Sheets		0	0
Net Amounts Presented in our Balance Sheets		11,158	98,123
Derivative Asset, Fair Value, Amount Not Offset Against Collateral		0	0
Derivative, Collateral, Right to Reclaim Cash		0	0
Derivative Asset		11,158	98,123
Interest Rate Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(15,738)	(23,194)	(13,484)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	0	0	0
Net Amounts Presented in our Balance Sheets	$ (15,738)	(23,194)	(13,484)
Derivative Liability, Fair Value, Amount Not Offset Against Collateral		0	0
Derivative, Collateral, Right to Reclaim Cash		0	0
Derivative Liability		(23,194)	$ (13,484)
Scenario, Previously Reported [Member] | Natural Gas Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized		1,071
Derivative Asset, Gross Amounts Offset in the Balance Sheets		1,000
Net Amounts Presented in our Balance Sheets		71
Derivative Asset		$ 71